Other information about investments - Subsidiaries - Corporate and other activities (Details)	12 Months Ended
Dec. 31, 2025
Corporate and financial companies | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Agenzia Giornalistica Italia SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	D-Share SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Two [Member] | AGI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	EniBioCh4in Aprilia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Three [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	EniBioCh4in Grupellum Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	83.30%
Corporate and financial companies | Italy | Subsidiaries Four [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	98.00%
Corporate and financial companies | Italy | Subsidiaries Four [Member] | Third parties
Subsidiaries
% Ownership	2.00%
Corporate and financial companies | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	EniBioCh4in Jonica Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Five [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniBioCh4in Pannellia BioGas Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Six [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	EniBioCh4in Po Energia Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Seven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	EniBioCh4in Quadruvium Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Eight [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	EniBioCh4in SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	85.00%
Corporate and financial companies | Italy | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	50.00%
Corporate and financial companies | Italy | Subsidiaries Nine [Member] | Enilive SpA
Subsidiaries
% Ownership	50.00%
Corporate and financial companies | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	Eni Corporate University SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Ten [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Eni Insurance SpA
Registered office	Rome
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Eleven [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	EniServizi SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Twelve [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Eniverse Ventures Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Thirteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	Enivibes Srl
Registered office	Vimodrone (MI)
Country of operation	Italy
% Equity ratio	76.00%
Corporate and financial companies | Italy | Subsidiaries Fourteen [Member] | Eniverse
Subsidiaries
% Ownership	76.00%
Corporate and financial companies | Italy | Subsidiaries Fourteen [Member] | Third parties
Subsidiaries
% Ownership	24.00%
Corporate and financial companies | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	Servizi Aerei SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Corporate and financial companies | Italy | Subsidiaries Fifteen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Banque Eni SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
% Equity ratio	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Eni International BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Eni International Resources Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% Equity ratio	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Eni Netherlands Holding BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
% Equity ratio	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Eni Next Llc
Registered office	Dover (USA)
Country of operation	USA
% Equity ratio	100.00%
Corporate and financial companies | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Eni Petroleum Co Inc
Subsidiaries
% Ownership	100.00%
Other activities | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Rewind SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
% Equity ratio	100.00%
Other activities | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	99.99%